SPXX	Nuveen S&P 500 Dynamic Overwrite Fund Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.6%

	COMMON STOCKS – 100.3%

	Aerospace & Defense – 2.9%

8,767	Boeing Company	$3,343,909
4,453	Lockheed Martin Corporation	1,336,612
6,295	Raytheon Company	1,146,194
12,030	United Technologies Corporation, (2)	1,550,547
	Total Aerospace & Defense	7,377,262

	Air Freight & Logistics – 0.6%

14,851	United Parcel Service Inc.	1,659,451

	Airlines – 0.2%

8,823	Alaska Air Group Inc.	495,147
7,325	JetBlue Airways Corporation, (3)	119,837
	Total Airlines	614,984

	Auto Components – 0.1%

7,829	Cooper Tire & Rubber Company	234,009

	Automobiles – 0.3%

78,776	Ford Motor Company, (2)	691,653

	Banks – 6.3%

119,353	Bank of America Corporation, (2)	3,292,949
30,482	Citigroup Inc.	1,896,590
12,512	Comerica Inc.	917,380
12,651	Fifth Third Bancorp	319,058
48,599	Huntington Bancshares Inc., (2)	616,235
49,526	JPMorgan Chase & Company	5,013,517
33,326	Regions Financial Corporation	471,563
31,839	US Bancorp	1,534,322
42,557	Wells Fargo & Company	2,056,354
	Total Banks	16,117,968

	Beverages – 2.4%

6,974	Brown-Forman Corporation	368,088
57,499	Coca-Cola Company, (2)	2,694,403
24,545	PepsiCo Inc.	3,007,990
	Total Beverages	6,070,481

	Biotechnology – 2.0%

19,793	AbbVie Inc., (2)	1,595,118
11,482	Amgen Inc.	2,181,350
13,658	Celgene Corporation	1,288,496
	Total Biotechnology	5,064,964

	Capital Markets – 2.8%

23,357	Charles Schwab Corporation	998,745
7,809	CME Group Inc.	1,285,205
15,848	Federated Investors Inc.	464,505
7,490	Goldman Sachs Group Inc.	1,438,005
13,479	Intercontinental Exchange Inc.	1,026,291
29,724	Morgan Stanley	1,254,353
7,916	T Rowe Price Group Inc.	792,550
	Total Capital Markets	7,259,654

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.9%

36,369	DowDuPont Inc., (2)	$1,938,831
8,701	Eastman Chemical Company	660,232
7,105	Ecolab Inc.	1,254,317
8,142	Olin Corporation	188,406
2,148	Sherwin-Williams Company	925,165
	Total Chemicals	4,966,951

	Communications Equipment – 2.1%

74,775	Cisco Systems Inc., (2)	4,037,102
1,979	F5 Networks Inc.	310,565
8,157	Motorola Solutions Inc.	1,145,406
	Total Communications Equipment	5,493,073

	Consumer Finance – 0.7%

15,215	American Express Company	1,662,999

	Containers & Packaging – 0.6%

9,036	Avery Dennison Corporation	1,021,068
9,897	International Paper Company	457,934
	Total Containers & Packaging	1,479,002

	Diversified Financial Services – 1.4%

17,814	Berkshire Hathaway Inc.	3,578,654

	Diversified Telecommunication Services – 1.9%

74,620	AT&T Inc., (2)	2,340,083
43,545	Verizon Communications Inc., (2)	2,574,816
	Total Diversified Telecommunication Services	4,914,899

	Electric Utilities – 0.8%

14,845	Duke Energy Corporation	1,336,050
3,491	Evergy Inc.	202,652
2,871	IDACORP Inc.	285,779
6,334	PNM Resources Inc.	299,852
	Total Electric Utilities	2,124,333

	Electrical Equipment – 1.0%

6,533	Eaton Corp PLC	526,298
9,996	Emerson Electric Company	684,426
9,452	nVent Electric PLC	255,015
6,730	Rockwell Automation Inc.	1,180,846
	Total Electrical Equipment	2,646,585

	Electronic Equipment, Instruments & Components – 0.5%

35,101	Corning Inc., (2)	1,161,843

	Energy Equipment & Services – 0.4%

6,732	Diamond Offshore Drilling Inc.	70,618
16,532	Ensco PLC	64,971
17,821	Schlumberger Ltd	776,461
7,328	Superior Energy Services Inc.	34,222
	Total Energy Equipment & Services	946,272

	Entertainment – 2.0%

6,763	Electronic Arts Inc., (3)	687,324
6,233	Netflix Inc.	2,222,438
19,793	Walt Disney Company	2,197,617
	Total Entertainment	5,107,379

	Equity Real Estate Investment Trust – 1.1%

4,455	Corporate Office Properties Trust	121,622
1,980	CyrusOne Inc.	103,831

Shares	Description (1)	Value

	Equity Real Estate Investment Trust (continued)

4,455	Douglas Emmett Inc.	$180,071
2,871	EPR Properties	220,780
5,049	Healthcare Realty Trust Inc.	162,123
3,562	JBG SMITH Properties	147,289
1,683	Life Storage Inc.	163,705
3,761	National Retail Properties Inc.	208,322
3,633	Prologis Inc.	261,394
13,460	Sabra Health Care REIT Inc.	262,066
9,700	Tanger Factory Outlet Centers Inc.	203,506
3,366	Taubman Centers Inc.	177,994
3,562	Uniti Group Inc.	39,859
6,136	Urban Edge Properties	116,584
18,906	Washington Prime Group Inc.	106,819
8,710	Weingarten Realty Investors	255,813
	Total Equity Real Estate Investment Trust	2,731,778

	Food & Staples Retailing – 0.6%

15,440	Walmart Inc.	1,505,863

	Food Products – 0.4%

13,855	Archer-Daniels-Midland Company	597,566
17,447	Conagra Brands Inc.	483,980
	Total Food Products	1,081,546

	Health Care Equipment & Supplies – 2.9%

26,802	Abbott Laboratories	2,142,552
40,826	Boston Scientific Corporation, (2)	1,566,902
2,513	Intuitive Surgical Inc.	1,433,868
24,742	Medtronic PLC	2,253,501
	Total Health Care Equipment & Supplies	7,396,823

	Health Care Providers & Services – 3.1%

1,584	Acadia Healthcare Company Inc., (3)	46,427
4,598	Anthem Inc.	1,319,534
15,593	CVS Health Corporation	840,931
2,864	Humana Inc.	761,824
6,901	Laboratory Corp of America Holdings, (3)	1,055,715
4,766	McKesson Corporation	557,908
3,366	Tenet Healthcare Corporation, (3)	97,075
13,655	UnitedHealth Group Inc.	3,376,335
	Total Health Care Providers & Services	8,055,749

	Hotels, Restaurants & Leisure – 2.1%

3,959	Darden Restaurants Inc.	480,900
14,846	McDonald’s Corporation	2,819,255
27,322	Starbucks Corporation	2,031,118
	Total Hotels, Restaurants & Leisure	5,331,273

	Household Durables – 0.4%

7,325	KB Home	177,045
12,731	Newell Brands Inc.	195,294
1,187	Tempur Sealy International Inc., (3)	68,454
4,100	Whirlpool Corporation	544,849
	Total Household Durables	985,642

	Household Products – 2.0%

17,057	Colgate-Palmolive Company	1,169,087
9,637	Kimberly-Clark Corporation	1,194,024
27,711	Procter & Gamble Company	2,883,330
	Total Household Products	5,246,441

	Industrial Conglomerates – 2.0%

10,295	3M Company	2,139,095

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates (continued)

91,326	General Electric Company, (2)	$912,347
13,835	Honeywell International Inc.	2,198,658
	Total Industrial Conglomerates	5,250,100

	Insurance – 2.5%

15,322	Arthur J Gallagher & Company	1,196,648
8,466	Fidelity National Financial Inc.	309,432
17,198	Marsh & McLennan Cos Inc.	1,614,892
14,845	MetLife Inc.	631,952
10,084	Prudential Financial Inc.	926,518
1,683	Reinsurance Group of America Inc.	238,953
10,887	Travelers Companies Inc.	1,493,261
	Total Insurance	6,411,656

	Interactive Media & Services – 5.1%

3,650	Alphabet Inc.	4,282,581
2,895	Alphabet Inc.	3,407,097
2,681	Cars.com Inc., (3)	61,127
29,688	Facebook Inc.	4,948,693
9,897	Twitter Inc.	325,413
	Total Interactive Media & Services	13,024,911

	Internet & Direct Marketing Retail – 4.3%

4,947	Amazon.com Inc.	8,809,370
782	Booking Holdings Inc.	1,364,520
22,663	eBay Inc.	841,704
	Total Internet & Direct Marketing Retail	11,015,594

	IT Services – 5.9%

6,146	Akamai Technologies Inc.	440,730
2,596	Black Knight Inc.	141,482
2,549	DXC Technology Company	163,926
12,830	Fidelity National Information Services Inc.	1,451,073
8,511	International Business Machines Corporation, (2)	1,200,902
1,980	Jack Henry & Associates Inc.	274,705
17,479	Mastercard Inc.	4,115,430
16,445	PayPal Holdings Inc.	1,707,649
1,273	Perspecta Inc.	25,740
4,948	VeriSign Inc.	898,359
30,104	Visa Inc., (2)	4,701,944
	Total IT Services	15,121,940

	Life Sciences Tools & Services – 1.1%

1,963	Bio-Techne Corporation	389,754
8,585	Thermo Fisher Scientific Inc.	2,349,886
	Total Life Sciences Tools & Services	2,739,640

	Machinery – 2.4%

12,263	Caterpillar Inc.	1,661,514
4,007	Cummins Inc.	632,585
7,072	Deere & Company	1,130,388
9,741	Illinois Tool Works Inc., (2)	1,398,126
9,452	Pentair PLC	420,709
3,266	Snap-on Inc.	511,194
2,969	Stanley Black & Decker Inc.	404,289
490	Wabtec Corporation	36,123
	Total Machinery	6,194,928

	Media – 1.4%

12,415	CBS Corporation	590,085
75,107	Comcast Corporation, (2)	3,002,778
8,044	TEGNA Inc.	113,420
	Total Media	3,706,283

Shares	Description (1)	Value

	Metals & Mining – 0.3%

36,589	Freeport-McMoRan Inc.	$471,632
991	Royal Gold Inc.	90,112
3,303	Southern Copper Corporation	131,063
	Total Metals & Mining	692,807

	Multiline Retail – 0.4%

14,061	Target Corporation	1,128,536

	Multi-Utilities – 0.5%

13,535	Consolidated Edison Inc.	1,147,903

	Oil, Gas & Consumable Fuels – 5.7%

10,149	Anadarko Petroleum Corporation	461,577
24,247	Chevron Corporation, (2)	2,986,745
21,528	ConocoPhillips	1,436,779
10,860	EOG Resources Inc.	1,033,655
44,535	Exxon Mobil Corporation, (2)	3,598,428
5,447	Gulfport Energy Corporation, (3)	43,685
7,918	Hess Corporation	476,901
30,679	Marathon Oil Corporation	512,646
11,381	Marathon Petroleum Corporation	681,153
15,852	Occidental Petroleum Corporation	1,049,402
7,028	ONEOK Inc.	490,836
9,207	Phillips 66	876,230
8,712	QEP Resources Inc.	67,866
3,068	SM Energy Company	53,659
9,013	Southwestern Energy Company, (3)	42,271
9,459	Valero Energy Corporation	802,407
6,732	WPX Energy Inc.	88,257
	Total Oil, Gas & Consumable Fuels	14,702,497

	Pharmaceuticals – 5.1%

3,302	Allergan PLC, (2)	483,446
8,816	Bristol-Myers Squibb Company	420,611
14,746	Eli Lilly & Company	1,913,441
1,979	Jazz Pharmaceuticals PLC	282,898
29,690	Johnson & Johnson	4,150,365
29,813	Merck & Co Inc.	2,479,547
77,985	Pfizer Inc., (2)	3,312,023
	Total Pharmaceuticals	13,042,331

	Real Estate Management & Development – 0.1%

1,882	Jones Lang LaSalle Inc.	290,167

	Road & Rail – 1.1%

1,881	Avis Budget Group Inc., (3)	65,571
15,979	Union Pacific Corporation, (2)	2,671,689
	Total Road & Rail	2,737,260

	Semiconductors & Semiconductor Equipment – 4.2%

12,560	Analog Devices Inc.	1,322,191
61,360	Intel Corporation, (2)	3,295,032
12,093	Microchip Technology Inc.	1,003,235
9,118	NVIDIA Corporation	1,637,228
22,560	QUALCOMM Inc.	1,286,597
21,559	Texas Instruments Inc.	2,286,763
	Total Semiconductors & Semiconductor Equipment	10,831,046

	Software – 5.4%

6,926	Autodesk Inc.	1,079,209
5,595	CDK Global Inc.	329,098
89,070	Microsoft Corporation, (2)	10,504,916

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)			Value

	Software (continued)

34,935	Oracle Corporation, (2)			$1,876,359
	Total Software			13,789,582

	Specialty Retail – 3.2%

6,739	Best Buy Co. Inc.			478,873
5,839	Dick’s Sporting Goods Inc.			214,934
18,451	Home Depot Inc., (2)			3,540,562
19,793	Lowe’s Cos Inc.			2,166,740
4,874	Tiffany & Company			514,451
21,709	TJX Cos Inc.			1,155,136
2,871	Urban Outfitters Inc.			85,096
	Total Specialty Retail			8,155,792

	Technology Hardware, Storage & Peripherals – 4.0%

53,441	Apple Inc., (2)			10,151,118

	Textiles, Apparel & Luxury Goods – 0.8%

11,381	NIKE Inc.			958,394
15,640	Under Armour Inc., (3)			295,127
10,443	VF Corporation, (2)			907,601
	Total Textiles, Apparel & Luxury Goods			2,161,122

	Tobacco – 0.9%

19,793	Altria Group Inc.			1,136,712
13,548	Philip Morris International Inc.			1,197,508
	Total Tobacco			2,334,220

	Trading Companies & Distributors – 0.4%

3,574	WW Grainger Inc.			1,075,524
	Total Common Stocks (cost $126,809,485)			257,212,488

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 0.3%

5,000	Vanguard Total Stock Market ETF			$723,550
	Total Exchange-Traded Funds (cost $712,632)			723,550
	Total Long-Term Investments (cost $127,522,117)			257,936,038

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8%

	REPURCHASE AGREEMENTS – 1.8%

$4,685	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $4,685,616, collateralized by $4,670,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $4,782,271	1.200%	4/01/19	$4,685,147
	Total Short-Term Investments (cost $4,685,147)			4,685,147
	Total Investments (cost $132,207,264) – 102.4%			262,621,185
	Other Assets Less Liabilities – (2.4)% (5)			(6,212,396)
	Net Assets Applicable to Common Shares – 100%			$256,408,789

Investments in Derivatives

Options Purchased

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
Utilities Select Sector SPDR	Put	200	$1,140,000	$57	4/18/19	$6,000
Total Options Purchased (premiums paid $7,008)		200	$1,140,000			$6,000

Options Written

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(47)	$(13,395,000)	$2,850	4/18/19	$(103,635)
S&P 500® Index	Call	(94)	(26,602,000)	2,830	4/18/19	(312,550)
S&P 500® Index	Call	(405)	(114,210,000)	2,820	4/18/19	(1,605,825)
Total Options Written (premiums received $2,092,440)		(546)	$(154,207,000)			$(2,022,010)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$257,212,488	$—	$—	$257,212,488
Exchange-Traded Funds	723,550	—	—	723,550

Short-Term Investments:
Repurchase Agreements	—	4,685,147	—	4,685,147

Investments in Derivatives:
Options Purchased	6,000	—	—	6,000
Options Written	(2,022,010)	—	—	(2,022,010)
Total	$255,920,028	$4,685,147	$—	$260,605,175

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(5)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust